Loss per Share (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Earnings Per Share Text Block Abstract
Schedule of loss per share
	Consolidated
	December 31, 2022		December 31, 2021		December 31, 2020
Loss after income tax attributable to shareholders	A$	(12,615,504)	A$	(5,771,510)	A$	(10,034,077)
Number of ordinary shares		20,524,754		9,329,420		6,513,671
Weighted average number of ordinary shares on issue		16,448,111		8,292,403		4,311,360
Basic and diluted loss per share	A$	(0.77)	A$	(0.70)	A$	(2.33)